Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	17 months
After-tax losses deferred in AOCI of foreign exchange contracts to be reclassified to earnings over the next 12 months	$ 60.0
Maximum time for hedging interest rate cash flow hedge	51 months
After-tax losses deferred in AOCI of interest rate derivatives to be reclassified to earnings over the next 12 months	$ (3.2)
Foreign Exchange Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 7,500.0	$ 8,600.0
Cross Currency Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	12 months
Notional amount	$ 179.0
Interest Rate Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 4,100.0	$ 5,600.0